INCENTIVE STOCK PLANS - Stock Based Incentive Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based incentive compensation	$ 14,232	$ 14,002	$ 12,356
Tax benefit recognized related to stock-based incentive compensation expense	695	677	603
Timber and Timberlands, net
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation cost, capitalized amount	332	306	363
Selling and general expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation cost	12,778	12,710	10,767
Cost of sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation cost	$ 1,122	$ 986	$ 1,226